Quarterly Holdings Report
for

Fidelity® Conservative Income Municipal Bond Fund

March 31, 2021

CMB-QTLY-0521
1.967797.107

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 49.3%
	Principal Amount	Value
Alabama - 1.2%
Alabama 21st Century Auth. Tobacco Settlement Rev. Series 2012 A, 5% 6/1/21	1,450,000	1,460,839
Black Belt Energy Gas District Bonds:
Series 2016 A, 4%, tender 4/19/21 (a)	$27,180,000	$27,336,829
Series 2017 A, 4%, tender 7/1/22 (a)	10,050,000	10,464,515
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (a)	600,000	639,499

TOTAL ALABAMA		39,901,682

Arizona - 1.1%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Proj.) Series 2018 A, 5% 6/1/22	730,000	768,759
Series 2015 A, 5% 6/1/22	515,000	543,269
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/21	920,000	942,074
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (a)(b)	2,050,000	2,153,097
Series 2019, 5%, tender 6/3/24 (a)(b)	10,165,000	11,540,732
Coconino County Poll. Cont. Corp. Rev. Bonds Series 2017 A, 1.875%, tender 3/31/23 (a)(b)	750,000	769,651
Glendale Gen. Oblig. Series 2015, 4% 7/1/21 (FSA Insured)	1,445,000	1,458,245
Maricopa County Rev. Bonds:
Series 2019 B, SIFMA Municipal Swap Index + 0.380% 0.43%, tender 10/18/22 (a)(c)	8,040,000	8,026,895
Series B, 5%, tender 10/18/22 (a)	3,645,000	3,895,041
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016, 5% 7/1/21	1,735,000	1,755,044
Phoenix Civic Impt. Board Arpt. Rev. Series 2018, 5% 7/1/22 (b)	1,000,000	1,056,914
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2011, 5% 7/1/21	940,000	950,952
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2011 A, 5% 12/1/22	1,005,000	1,036,992
Univ. of Arizona Univ. Revs. Series 2016, 5% 6/1/21	100,000	100,763
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 2.8%, tender 6/1/21 (a)(b)	600,000	602,216
Yuma Pledged Rev. Series 2021:
4% 7/1/22	325,000	339,816
4% 7/1/23	325,000	351,315
4% 7/1/24	300,000	333,620

TOTAL ARIZONA		36,625,395

California - 3.0%
California Health Facilities Fing. Auth. Rev.:
Bonds Series 2017 A, 5%, tender 11/1/22 (a)	13,650,000	14,680,217
Series 2017 A, 5% 11/15/21	550,000	566,494
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds:
Series 2018 A, 1 month U.S. LIBOR + 0.380% 0.455%, tender 4/1/21 (a)(c)	21,490,000	21,488,900
Series 2018 C, 1 month U.S. LIBOR + 0.380% 0.455%, tender 4/1/21 (a)(c)	9,585,000	9,584,509
Series 2018 D, 1 month U.S. LIBOR + 0.380% 0.456%, tender 4/7/21 (a)(c)	5,100,000	5,099,739
Series 2017, 5% 5/15/22	760,000	800,291
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2018 A, 5% 6/1/22	685,000	722,894
Los Angeles Dept. Arpt. Rev.:
Series 2017 B, 5% 5/15/23 (b)	1,700,000	1,865,390
Series 2018 C, 5% 5/15/22 (b)	6,490,000	6,829,579
Series 2019 A, 5% 5/15/23 (b)	1,040,000	1,141,180
Series 2019 C, 5% 5/15/21	2,000,000	2,010,861
Series A, 5% 5/15/21	1,000,000	1,005,442
Series B, 5% 5/15/24 (b)	840,000	957,145
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2011 A, 5% 7/1/21	445,000	450,217
Port of Oakland Rev.:
Series 2011 O, 5% 5/1/22 (b)	4,290,000	4,304,507
5% 5/1/23 (b)	1,875,000	1,881,341
Sacramento Muni. Util. District Elec. Rev.:
Series 2013 B, 4% 8/15/21	625,000	633,798
Series X, 5% 8/15/22	1,275,000	1,297,360
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2013 B, 5% 7/1/21 (b)	2,900,000	2,932,794
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2013 A, 5% 5/1/22 (b)	1,020,000	1,071,505
Series 2016 A:
5% 5/1/21 (Escrowed to Maturity)	745,000	747,575
5% 5/1/22	3,600,000	3,787,786
Series 2016 D, 5% 5/1/22	470,000	494,517
Series 2017 D:
5% 5/1/21 (Escrowed to Maturity) (b)	2,500,000	2,508,454
5% 5/1/24 (b)	1,000,000	1,138,252
Series 2019 A, 5% 1/1/25 (b)	1,430,000	1,659,969
Series 2019 H:
5% 5/1/22 (b)	1,000,000	1,050,496
5% 5/1/24 (b)	550,000	626,039
San Jose Int. Arpt. Rev.:
Series 2014 A, 5% 3/1/23 (b)	3,500,000	3,814,434
Series 2017 B, 5% 3/1/22	400,000	417,661
Series 2021 B, 5% 3/1/25 (d)	375,000	440,342

TOTAL CALIFORNIA		96,009,688

Colorado - 1.4%
Colorado Health Facilities Auth. Bonds (Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (a)	950,000	985,861
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/21	500,000	503,825
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	2,955,000	3,009,293
Denver City & County Arpt. Rev.:
(Sub Lien Proj.) Series 2013 A, 5% 11/15/21 (b)	1,210,000	1,244,237
Series 2011 A, 5% 11/15/21 (b)	5,750,000	5,914,499
Series 2012 A:
5% 11/15/22 (b)	1,110,000	1,192,847
5% 11/15/24 (b)	1,600,000	1,721,691
Series 2012 B, 5% 11/15/29 (Pre-Refunded to 11/15/22 @ 100)	1,000,000	1,077,675
Series 2013 A, 5% 11/15/22 (b)	800,000	859,036
Series 2013 B, 5% 11/15/22	225,000	241,869
Series 2020 A1:
5% 11/15/21	2,215,000	2,279,201
5% 11/15/22	9,125,000	9,813,753
Series 2020 A2:
5% 11/15/21	5,730,000	5,896,083
5% 11/15/22	3,385,000	3,640,499
Series 2020 B1:
5% 11/15/21 (b)	2,120,000	2,180,650
5% 11/15/22 (b)	2,230,000	2,396,441
Vauxmont Metropolitan District Series 2020, 5% 12/1/23 (FSA Insured)	195,000	215,996

TOTAL COLORADO		43,173,456

Connecticut - 3.5%
Connecticut Gen. Oblig.:
Series 2011 D, 5% 11/1/22	520,000	534,328
Series 2012 B, 5% 4/15/23	650,000	681,810
Series 2013 A, 5% 10/15/22	4,315,000	4,632,170
Series 2013 E, 5% 8/15/21	1,400,000	1,424,553
Series 2014 C, 5% 6/15/22	5,620,000	5,943,747
Series 2014 D, 5% 6/15/22	855,000	904,253
Series 2015 C, SIFMA Municipal Swap Index + 0.900% 0.95% 6/15/21 (a)(c)	4,900,000	4,905,324
Series 2016 B:
5% 5/15/21	6,070,000	6,102,754
5% 5/15/23	1,470,000	1,617,938
Series 2016 E:
5% 10/15/21	475,000	487,175
5% 10/15/23	1,210,000	1,354,016
Series 2016 G, 5% 11/1/21	2,950,000	3,031,975
Series 2018 B:
5% 4/15/21	3,435,000	3,439,634
5% 4/15/22	2,080,000	2,183,341
Series 2018 E, 5% 9/15/21	4,155,000	4,244,685
Series 2018 F:
5% 9/15/21	1,445,000	1,476,190
5% 9/15/22	5,980,000	6,395,607
Series 2019 A:
5% 4/15/21	3,825,000	3,830,160
5% 4/15/22	440,000	461,861
5% 4/15/23	3,860,000	4,232,273
Series 2020 B, 5% 1/15/23	1,265,000	1,372,460
Series 2020 C, 3% 6/1/22	500,000	516,325
Series A:
3% 1/15/22	550,000	562,179
3% 1/15/23	600,000	629,688
3% 1/15/24	500,000	536,972
3% 4/15/24	500,000	539,769
4% 1/15/24	330,000	363,520
5% 3/15/22	9,295,000	9,720,294
Series B, 5% 5/15/23	2,065,000	2,076,056
Series C:
4% 6/1/23	400,000	432,454
5% 12/15/23	735,000	827,777
5% 6/1/24	2,555,000	2,691,735
Series F, 5% 11/15/21	690,000	710,476
Connecticut Health & Edl. Facilities Auth. Rev.:
(Quinnipiac Univ., Ct Proj.) Series 2016 M, 5% 7/1/21	1,040,000	1,052,066
Bonds:
Series 2010 A3, 0.25%, tender 2/9/24 (a)	11,800,000	11,692,790
Series 2017 A2, 5%, tender 7/1/22 (a)	625,000	662,907
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.) Series 2017 A, 5% 11/15/21 (b)	650,000	668,405
(Chesla Loan Prog.):
Series B, 5% 11/15/22 (b)	125,000	133,207
Series C:
5% 11/15/21	100,000	102,869
5% 11/15/22	175,000	188,044
5% 11/15/23	225,000	250,716
Connecticut Hsg. Fin. Auth.:
Series A2:
0.2% 5/15/22 (b)	750,000	750,146
0.25% 11/15/22 (b)	555,000	555,037
0.35% 5/15/23(b)	250,000	249,899
0.4% 11/15/23 (b)	300,000	299,434
Series C:
5% 5/15/22 (b)	1,000,000	1,050,225
5% 5/15/23 (b)	445,000	485,822
Sseries C, 5% 11/15/22 (b)	1,045,000	1,120,608
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2012, 5% 1/1/22	760,000	787,093
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2011 A, 5% 12/1/22	675,000	696,532
Series 2015 A, 5% 8/1/22	600,000	638,589
Series 2016 A, 5% 9/1/21	1,880,000	1,917,419
Series 2018 A, 5% 1/1/22	1,995,000	2,067,182
Series A:
4% 5/1/21	500,000	501,411
5% 10/1/21	1,270,000	1,300,472
5% 12/1/21	500,000	516,085
5% 10/1/22	1,900,000	2,037,589
5% 5/1/23	1,850,000	2,030,939
Series B, 5% 10/1/21	245,000	250,878

TOTAL CONNECTICUT		110,869,863

Delaware - 0.0%
Delaware Trans. Auth. Grant Series 2020, 5% 9/1/24	850,000	978,956
District Of Columbia - 0.6%
District of Columbia Gen. Oblig.:
Series 2013 A, 5% 6/1/21	825,000	831,298
Series 2016 E, 5% 6/1/21	1,150,000	1,158,779
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/21 (b)	105,000	107,404
5% 10/1/22 (b)	1,695,000	1,733,466
Series 2013 A, 5% 10/1/22 (b)	1,000,000	1,068,993
Series 2014 A, 5% 10/1/21 (b)	610,000	623,965
Series 2017 A, 5% 10/1/21 (b)	1,760,000	1,800,292
Series 2019 A:
5% 10/1/21 (b)	380,000	388,699
5% 10/1/22 (b)	220,000	235,178
Series 2020 A:
5% 10/1/21 (b)	2,490,000	2,547,005
5% 10/1/22 (b)	3,625,000	3,875,098
5% 10/1/23 (b)	1,910,000	2,123,996
Series 2020 B, 5% 10/1/21	1,260,000	1,289,854

TOTAL DISTRICT OF COLUMBIA		17,784,027

Florida - 2.4%
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (b)	625,000	667,151
Series 2019 A:
5% 10/1/21 (b)	2,400,000	2,453,746
5% 10/1/22 (b)	1,585,000	1,691,895
Series 2019 B, 5% 10/1/22 (b)	865,000	923,337
Broward County Port Facilities Rev. Series 2011 B:
5% 9/1/21 (b)	905,000	920,314
5% 9/1/21 (Escrowed to Maturity) (b)	430,000	438,202
5% 9/1/22 (b)	330,000	335,013
5% 9/1/22 (Pre-Refunded to 9/1/21 @ 100) (b)	670,000	682,779
Citizens Property Ins. Corp.:
Series 2012 A1:
5% 6/1/21	13,845,000	13,949,593
5% 6/1/22	1,320,000	1,393,567
Series 2015 A1, 5% 6/1/22	9,810,000	10,120,290
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	5,150,000	5,387,847
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	1,460,000	1,477,117
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2014 B, 5% 6/1/21	580,000	584,428
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2011 B, 5% 10/1/21 (b)	1,470,000	1,504,535
Series 2015 A, 4% 10/1/22 (b)	1,070,000	1,129,923
Series 2019 A, 5% 10/1/22 (b)	4,430,000	4,743,899
Hillsborough County Aviation Auth. Rev. Series 2018 E, 5% 10/1/23 (b)	225,000	250,209
Hillsborough County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/21	655,000	662,631
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2013 A, 5% 10/1/22	855,000	915,716
Series 2014 A, 5% 10/1/21	1,385,000	1,417,607
JEA Wtr. & Swr. Sys. Rev. Series A, 5% 10/1/23	750,000	837,005
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/21 (b)	860,000	879,259
5% 10/1/22 (b)	1,610,000	1,718,581
Series 2014, 5% 10/1/21 (b)	820,000	838,363
Series 2015 A, 5% 10/1/21 (b)	790,000	807,297
Series 2019 C, 5% 10/1/21	1,100,000	1,125,623
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013 A, 5% 7/1/21	1,505,000	1,522,092
Series 2014 B, 5% 7/1/21	1,620,000	1,638,399
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2013, 5% 8/1/21	900,000	913,787
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(b)	1,560,000	1,572,293
Miami-Dade County Pub. Svcs. Tax Series 2011, 4% 4/1/21 (FSA Insured)	2,485,000	2,485,000
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A:
5% 5/1/21	1,140,000	1,143,973
5% 5/1/22	845,000	888,514
Orange County Health Facilities Auth. Series B:
5% 10/1/21	2,670,000	2,731,125
5% 10/1/22	2,605,000	2,784,726
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B, 5% 10/1/22	750,000	767,808
Series 2013 A, 5% 10/1/21	1,215,000	1,244,091
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/21	755,000	766,815

TOTAL FLORIDA		76,314,550

Georgia - 3.4%
Atlanta Arpt. Passenger Facilities Charge Rev. Series 2019 F, 5% 7/1/22	10,350,000	10,969,721
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009 1st, 2.75%, tender 3/15/23 (a)	575,000	599,758
Series 2013, 1.55%, tender 8/19/22 (a)	3,530,000	3,587,444
Cobb County Kennestone Hosp. Auth. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/21	300,000	300,000
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/21	1,370,000	1,385,995
Fulton County Dev. Auth. Hosp. R (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/21	245,000	245,000
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2012 A, 5% 11/1/21	1,200,000	1,232,641
Series 2020 A:
3% 11/1/21	820,000	832,933
3% 11/1/22	650,000	677,087
4% 11/1/23	895,000	978,154
4% 11/1/24	1,380,000	1,547,365
5% 1/1/22	1,800,000	1,862,249
5% 1/1/22	1,000,000	1,034,583
5% 1/1/23	2,775,000	2,995,962
5% 1/1/23	1,250,000	1,349,532
Series C, 5% 1/1/22	1,260,000	1,303,574
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S, 5% 10/1/23	2,050,000	2,192,806
Griffin-Spalding County Hosp.:
(Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3% 4/1/21	100,000	100,000
(WellStar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/23	250,000	272,897
Lagrange-Troup County Hosp. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/21	240,000	240,000
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 A, 4%, tender 9/1/23 (a)	5,480,000	5,917,460
Series 2018 C, 4%, tender 12/1/23 (a)	2,490,000	2,706,221
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 0.62%, tender 12/1/23 (a)(c)	40,030,000	40,114,307
Seroes 2018 B, 1 month U.S. LIBOR + 0.750% 0.823%, tender 9/1/23 (a)(c)	25,095,000	25,230,006
Series 2018 A, 4% 3/1/23	600,000	642,514

TOTAL GEORGIA		108,318,209

Hawaii - 0.1%
Hawaii Gen. Oblig.:
Series 2012 EF, 5% 11/1/21	545,000	560,145
Series FG, 5% 10/1/21	1,550,000	1,586,802
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/21 (FSA Insured) (b)	700,000	709,755
5% 8/1/22 (b)	750,000	790,318

TOTAL HAWAII		3,647,020

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. (Idaho St Garvee Proj.) Series 2017 A, 5% 7/15/21	660,000	668,247
Illinois - 2.2%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/23	200,000	198,093
Chicago Midway Arpt. Rev. Series 2014 A, 5% 1/1/22 (b)	2,000,000	2,069,469
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 5% 1/1/22 (b)	4,720,000	4,883,948
Series 2013 A:
5% 1/1/22 (Escrowed to Maturity) (b)	2,185,000	2,260,895
5% 1/1/23 (b)	1,835,000	1,983,455
Series 2015 B, 5% 1/1/22 (Escrowed to Maturity)	925,000	958,186
Series 2015 C, 5% 1/1/22 (b)	900,000	931,261
Series 2017 C, 5% 1/1/22	995,000	1,030,015
Series 2017 D, 5% 1/1/22 (b)	1,000,000	1,034,735
Chicago Park District Gen. Oblig. Series 2014 B, 5% 1/1/22	450,000	464,197
Chicago Transit Auth. Cap. Grant Receipts Rev.:
Series 2015, 5% 6/1/21	200,000	201,428
Series 2017, 5% 6/1/21	1,480,000	1,490,568
Cook County Gen. Oblig.:
Series 2012 C:
5% 11/15/21	1,460,000	1,502,959
5% 11/15/22	1,670,000	1,798,306
Series 2021 A:
3% 11/15/21	225,000	228,873
5% 11/15/22	1,400,000	1,507,562
5% 11/15/23	390,000	436,956
5% 11/15/24	450,000	520,943
Illinois Fin. Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	2,100,000	2,100,000
Series 2017 B, 5%, tender 12/15/22 (a)	400,000	430,633
Series 2011 A, 5% 8/15/21	775,000	788,248
Series 2017, 5% 8/15/21	755,000	768,157
Series 2019:
5% 9/1/21	465,000	473,253
5% 9/1/22	225,000	238,442
Illinois Gen. Oblig.:
Series 2012:
5% 8/1/21	1,205,000	1,222,338
5% 8/1/22 (FSA Insured)	7,845,000	8,296,993
Series 2018 B, 5% 10/1/21	1,800,000	1,839,118
Series 2021 A:
5% 3/1/22	2,395,000	2,489,399
5% 3/1/23	230,000	248,326
Series 2021 B, 5% 3/1/23	275,000	296,912
Series 2021 C, 4% 3/1/23	1,960,000	2,079,210
Illinois Reg'l. Trans. Auth.:
Series 2000, 6.25% 7/1/21	1,100,000	1,115,719
Series 2014 A, 5% 6/1/21	1,270,000	1,279,352
Series 2017 A, 5% 7/1/21	520,000	525,880
Series 2018 B, 5% 6/1/21	2,000,000	2,014,727
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A:
5% 12/1/21	655,000	675,541
5% 12/1/22	3,415,000	3,682,818
Series 2018 A, 5% 1/1/25	1,145,000	1,332,832
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2011, 5.5% 2/1/23	1,470,000	1,597,241
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010, 5.25% 6/1/21	1,350,000	1,360,277
Series 2017:
5% 6/1/22	4,300,000	4,525,505
5% 6/1/23	4,420,000	4,841,403
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	520,000	564,480
Univ. of Illinois Rev.:
Series 2005 A, 5.5% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,300,000
Series 2013 A, 5% 4/1/22	180,000	187,925
Series 2018 A, 5% 4/1/21	850,000	850,000
Series 2019 A, 5% 4/1/21	610,000	610,000
Waukegan Gen. Oblig. Series 2018 B, 4% 12/30/22 (FSA Insured)	600,000	636,036

TOTAL ILLINOIS		71,872,614

Indiana - 1.4%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 2.95%, tender 10/1/21 (a)(b)	1,580,000	1,599,502
Indiana Fin. Auth. Hosp. Rev. Bonds:
Series 2011 H, 1.65%, tender 7/1/22 (a)	1,555,000	1,572,217
Series 2011 I, 1.65%, tender 7/1/22 (a)	5,000,000	5,055,362
Series 2011 L:
SIFMA Municipal Swap Index + 0.280% 0.33%, tender 4/1/21 (a)(c)	6,600,000	6,600,016
SIFMA Municipal Swap Index + 0.280% 0.33%, tender 4/1/21 (a)(c)	7,100,000	7,100,138
Series 2015 B, 1.65%, tender 7/2/22 (a)	6,210,000	6,278,759
Indianapolis Gas Util. Sys. Rev. Series 2020 A, 5% 8/15/22	500,000	532,818
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2015 I, 5% 1/1/23 (b)	1,660,000	1,790,970
Series 2021 A:
5% 6/1/22	275,000	289,601
5% 6/1/23	610,000	670,792
Purdue Univ. Rev. Series CC, 5% 7/1/22	575,000	609,577
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (a)(b)	3,255,000	3,487,291
Series 2016 A, 5%, tender 3/1/23 (a)(b)	8,700,000	9,436,308

TOTAL INDIANA		45,023,351

Iowa - 0.0%
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/23	515,000	559,786
Kentucky - 2.3%
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2008 A, 1.2%, tender 6/1/21 (a)(b)	210,000	210,284
Kentucky Asset/Liability Commission Agcy. Fund Rev. Series A:
3% 9/1/22	500,000	518,992
5% 9/1/22	3,750,000	3,997,562
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A, 5% 11/1/24 (d)	1,000,000	1,157,190
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.) Series D, 5% 5/1/21	7,290,000	7,315,300
(Kentucky St Proj.) Series 2005 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100,000	7,208,531
Series 2016:
3% 4/1/21	850,000	850,000
3% 4/1/22	895,000	918,573
5% 11/1/21	900,000	924,428
Series 2017:
5% 4/1/22	1,155,000	1,208,916
5% 4/1/23	1,290,000	1,406,356
5% 4/1/24	2,300,000	2,600,770
Series 2018:
5% 5/1/21	2,425,000	2,433,416
5% 5/1/23	3,545,000	3,877,765
Series A:
5% 11/1/21	650,000	667,642
5% 8/1/22	4,290,000	4,355,012
5% 10/1/22	1,025,000	1,096,673
5% 8/1/23	625,000	689,915
5% 11/1/23	1,030,000	1,147,536
Series B:
5% 8/1/21	2,340,000	2,375,769
5% 11/1/21	2,990,000	3,071,155
5% 11/1/22	1,555,000	1,669,802
5% 8/1/23	2,460,000	2,715,504
Series C, 5% 11/1/21	10,965,000	11,262,614
Kentucky, Inc. Pub. Energy Series 2018 B, 4% 7/1/21	2,200,000	2,219,056
Louisville & Jefferson County Bonds Series 2020 B, 5%, tender 10/1/23 (a)	1,000,000	1,110,605
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series A, 1.85%, tender 4/1/21 (a)	1,200,000	1,200,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2001 A, 2.3%, tender 9/1/21 (a)	1,250,000	1,260,379
Series 2001 B, 2.55%, tender 5/3/21 (a)	5,580,000	5,589,793

TOTAL KENTUCKY		75,059,538

Louisiana - 0.7%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/21 (FSA Insured)	2,595,000	2,614,604
5% 6/1/22 (FSA Insured)	3,315,000	3,499,754
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2015, 5% 5/15/21	520,000	522,646
(Ochsner Clinic Foundation Proj.) Series 2011, 5% 5/15/21 (Escrowed to Maturity)	930,000	935,071
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B, 5% 1/1/22 (b)	520,000	536,957
Series 2017 D2, 5% 1/1/22 (b)	655,000	676,359
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)	8,040,000	8,199,531
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/21	4,130,000	4,153,584
5% 5/15/23	800,000	879,423

TOTAL LOUISIANA		22,017,929

Maine - 0.0%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	250,000	252,231
Maryland - 0.0%
Maryland Gen. Oblig. Series 2 A, 5% 8/1/23	1,130,000	1,255,717
Massachusetts - 1.0%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2004 B, 5.25% 7/1/21	700,000	708,608
Series A, 0% 7/1/22	6,965,000	6,947,917
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series S3, SIFMA Municipal Swap Index + 0.500% 0.55%, tender 1/26/23 (a)(c)	7,400,000	7,410,708
Series 2016 I, 5% 7/1/21	1,180,000	1,193,401
Series H1, 5% 7/1/21	600,000	606,814
Series O, 5% 12/1/21	1,090,000	1,124,109
Massachusetts Edl. Fing. Auth. Rev.:
Series 2013, 5% 7/1/22 (b)	1,000,000	1,058,351
Series 2015 A, 5% 1/1/22 (b)	1,400,000	1,449,516
Series 2016 J:
5% 7/1/21 (b)	3,200,000	3,236,131
5% 7/1/22 (b)	1,795,000	1,899,740
Series 2018 B, 5% 7/1/23 (b)	450,000	495,608
Series 2020 C, 5% 7/1/24 (b)	600,000	682,953
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/21 (Escrowed to Maturity) (b)	4,435,000	4,485,369

TOTAL MASSACHUSETTS		31,299,225

Michigan - 2.5%
Chelsea School District Series D, 4% 5/1/21	870,000	872,347
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/21 (FSA Insured)	1,185,000	1,198,690
Series A, 5% 7/1/22 (FSA Insured)	855,000	904,761
Grand Rapids Pub. Schools Series 2017, 5% 5/1/22 (FSA Insured)	1,170,000	1,230,250
Huron School District Series 2019, 5% 5/1/22	660,000	693,327
Huron Valley School District Series 2015, 5% 5/1/21	750,000	752,625
Imlay City Cmnty. School District Series 2020 I, 4% 5/1/23	555,000	597,340
Michigan Fin. Auth. Rev.:
(Mclaren Health Care Corp. Proj.) Series 2015, 5% 5/15/21	370,000	371,925
Bonds:
Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 0.53%, tender 4/1/21 (a)(c)	45,050,000	45,086,238
Series 2019 B, 3.5%, tender 11/15/22 (a)	4,325,000	4,526,495
Michigan State Univ. Revs.:
Series 2015 A, 5% 8/15/21	750,000	763,098
Series 2019 C, 4% 2/15/22	500,000	516,470
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 2.85%, tender 8/2/21 (a)(b)	10,500,000	10,582,739
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (a)	1,075,000	1,080,225
Milan Area Schools Series 2019, 5% 5/1/22	675,000	708,336
South Lyon Cmnty. Schools Series 2016, 5% 5/1/23	775,000	850,799
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
4.125% 12/1/22 (FSA Insured) (b)	1,200,000	1,229,230
5% 12/1/21 (b)	4,500,000	4,639,604
Sseries 2012 A, 5% 12/1/21	1,250,000	1,289,200
Zeeland Pub. Schools Series 2015, 5% 5/1/21	1,285,000	1,289,345

TOTAL MICHIGAN		79,183,044

Minnesota - 0.1%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2016 B, 5% 1/1/22	200,000	206,977
Minnesota Hsg. Fin. Agcy. Series H:
0.6% 7/1/23 (b)	250,000	250,694
0.7% 7/1/24 (b)	215,000	215,021
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	2,620,000	2,687,105

TOTAL MINNESOTA		3,359,797

Missouri - 0.1%
Missouri Health & Edl. Facilities Rev. Series 2014 A, 5% 6/1/24	1,670,000	1,904,709
Saint Louis Arpt. Rev. Series 2017 B:
5% 7/1/21 (FSA Insured) (b)	905,000	915,013
5% 7/1/22 (FSA Insured) (b)	1,000,000	1,056,914

TOTAL MISSOURI		3,876,636

Nebraska - 0.2%
Central Plains Energy Proj. Gas Supply Series 2019:
4% 8/1/21	1,400,000	1,417,092
4% 8/1/22	1,500,000	1,574,566
4% 2/1/23	1,060,000	1,131,909
4% 8/1/23	1,170,000	1,269,652
Nebraska Pub. Pwr. District Rev.:
Series 2014, 5% 7/1/21	250,000	252,852
Series 2016 A, 5% 1/1/25	1,000,000	1,167,285
Series 2017 B, 5% 1/1/25	650,000	758,735

TOTAL NEBRASKA		7,572,091

Nevada - 1.9%
Clark County Arpt. Rev.:
Series 2017 C, 5% 7/1/21 (b)	27,260,000	27,566,929
Series 2018 A, 5% 7/1/21	1,230,000	1,244,060
Series 2019 C, 5% 7/1/21	7,880,000	7,971,614
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev.:
(Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/21 (b)	1,700,000	1,719,224
Series 2019 E:
5% 7/1/21	4,430,000	4,480,962
5% 7/1/22	2,250,000	2,382,110
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (a)	1,570,000	1,609,514
Clark County School District:
Series 2016 A, 5% 6/15/21	3,710,000	3,744,148
Series 2016 C, 5% 6/15/21	400,000	403,682
Series 2016 F, 4% 6/15/24	500,000	512,429
Series 2017 C, 5% 6/15/22	600,000	633,670
Series 2018 C, 5% 6/15/21	200,000	201,841
Nevada Gen. Oblig. Series 2012 B, 5% 8/1/21	1,355,000	1,376,383
Washoe County Gas Facilities Rev. Bonds:
(Sierra Pacific Pwr. Co. Proj.) Series 2016 C, 0.625%, tender 4/15/22 (a)(b)	1,560,000	1,561,996
Series 2016 F, 2.05%, tender 4/15/22 (a)(b)	3,400,000	3,453,955
Series 2016, 2.05%, tender 4/15/22 (a)(b)	2,360,000	2,397,451

TOTAL NEVADA		61,259,968

New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Rev. (Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	570,000	577,626
New Jersey - 6.7%
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2005 C, 5.25% 11/1/21 (FSA Insured)	3,125,000	3,215,753
Series B, 0% 11/1/22 (FSA Insured)	1,535,000	1,520,041
Hudson County Gen. Oblig. Series 2020, 2% 11/15/22	10,000,000	10,276,282
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Proj.) Series 2017 B, 5% 11/1/22	3,500,000	3,758,396
(New Jersey Transit Corp. Projs.) Series 2017 B, 5% 11/1/21	24,510,000	25,175,255
Series 2012 II:
5% 3/1/22	725,000	756,061
5% 3/1/23	1,535,000	1,600,046
Series 2012, 5% 6/15/22 (Assured Guaranty Corp. Insured)	1,300,000	1,372,203
Series 2013 NN 5% 3/1/22	6,265,000	6,533,408
Series 2013, 5% 3/1/23	865,000	942,016
Series 2015 XX:
4% 6/15/22	100,000	104,432
5% 6/15/21	3,455,000	3,486,870
5% 6/15/22	740,000	781,618
5% 6/15/23	725,000	796,933
Series 2016 AAA, 5% 6/15/23	625,000	687,011
Series 2016 BBB, 5% 6/15/21	1,620,000	1,634,943
Series 2019, 5.25% 9/1/24 (e)	7,700,000	8,829,487
Series UU, 5% 6/15/21	12,970,000	13,089,638
New Jersey Gen. Oblig. Series 2020 A, 4% 6/1/23	9,735,000	10,489,760
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016, 5% 7/1/21	1,000,000	1,011,186
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011-1, 5.5% 12/1/21 (b)	6,345,000	6,560,172
Series 2012 1, 5% 12/1/22 (b)	1,385,000	1,490,309
Series 2014 1A, 5% 12/1/21 (b)	4,500,000	4,638,186
Series 2014 A1 1, 5% 12/1/22 (b)	1,150,000	1,237,640
Series 2016 1A:
5% 12/1/21 (b)	2,000,000	2,061,685
5% 12/1/22 (b)	3,500,000	3,766,124
5% 12/1/23 (b)	3,500,000	3,911,191
Series 2017 1A, 5% 12/1/22 (b)	300,000	322,811
Series 2017 1B, 5% 12/1/21 (b)	340,000	350,418
Series 2018 B, 5% 12/1/21 (b)	1,290,000	1,329,527
Series 2019 A:
5% 12/1/22	705,000	759,827
5% 12/1/24	555,000	642,554
Series 2020:
5% 12/1/22 (b)	1,550,000	1,667,855
5% 12/1/22 (b)	685,000	737,084
5% 12/1/24 (b)	1,100,000	1,267,057
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D, 4% 4/1/21 (b)	1,405,000	1,405,000
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/21	11,955,000	12,042,610
5% 6/1/22	3,870,000	4,078,674
5% 6/1/23	2,335,000	2,564,313
5% 6/1/24	1,900,000	2,162,440
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,110,000	1,150,404
Series 2006 A:
5.5% 12/15/21	6,435,000	6,669,233
5.5% 12/15/22 (FSA Insured)	1,120,000	1,218,955
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,370,000	2,452,160
Series 2010 D, 5.25% 12/15/23	495,000	557,767
Series 2011 B, 4% 6/15/21	200,000	201,456
Series 2012 AA:
5% 6/15/21	3,020,000	3,047,857
5% 6/15/22	660,000	697,119
Series 2014 AA, 5% 6/15/23	1,575,000	1,731,269
Series 2016 A:
5% 6/15/21	3,200,000	3,230,091
5% 6/15/22	6,170,000	6,517,002
Series 2016 A-2, 5% 6/15/23	1,000,000	1,099,935
Series 2018 A:
5% 6/15/21	15,985,000	16,135,313
5% 6/15/22	14,925,000	15,764,385
5% 6/15/24	605,000	689,079
Series A, 5.25% 12/15/23	250,000	281,658
Rutgers State Univ. Rev. Series Q, 5% 5/1/22	490,000	515,015
Union County Gen. Oblig. Series 2020, 0.5% 3/1/22	3,310,000	3,321,380

TOTAL NEW JERSEY		214,336,894

New Mexico - 0.2%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2019 A:
4% 5/1/21	1,695,000	1,699,638
4% 11/1/22	675,000	714,541
New Mexico Severance Tax Rev. Series 2016 B, 4% 7/1/21	2,675,000	2,699,844

TOTAL NEW MEXICO		5,114,023

New York - 2.1%
Albany County Arpt. Auth. Arpt. Rev. Series 2020 B:
5% 12/15/21 (b)	500,000	515,539
5% 12/15/22 (b)	1,000,000	1,074,942
Dorm. Auth. New York Univ. Rev. Series 2012 B, 5% 7/1/30 (Pre-Refunded to 7/1/22 @ 100)	500,000	530,003
Jamestown City School District Series 2017, 4% 5/15/21	350,000	351,476
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/21 (FSA Insured)	1,340,000	1,339,110
Series 2012 B, 5% 9/1/22	965,000	1,029,838
Series 2017, 5% 9/1/22	500,000	533,595
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2017 B, 5% 7/1/21	500,000	505,801
New York City Gen. Oblig.:
Series 1, 5% 8/1/23	4,700,000	5,208,966
Series 2012 A1, 5% 8/1/23	750,000	761,744
Series 2014 J, 5% 8/1/21	1,060,000	1,076,693
Series 2015 B, 5% 8/1/23	430,000	476,565
Series 2015 F1, 5% 6/1/21	4,385,000	4,418,337
Series 2017 C, 5% 8/1/21	4,210,000	4,276,299
Series 2017, 5% 8/1/21	500,000	507,874
Series 2019 E, 5% 8/1/23	685,000	759,179
Series 2020 A1, 5% 8/1/21	2,415,000	2,453,031
Series 2021 F1, 5% 3/1/23	545,000	593,962
Series A:
5% 8/1/21	750,000	761,811
5% 8/1/22	2,000,000	2,127,248
5% 8/1/23	2,000,000	2,216,581
Series B:
5% 8/1/21	945,000	959,882
5% 8/1/21 (Escrowed to Maturity)	210,000	213,293
Series C, 5% 8/1/22	1,400,000	1,489,074
Series D, 5% 8/1/21	1,000,000	1,015,748
Series E:
4% 8/1/21	135,000	136,682
4% 8/1/21	70,000	70,877
5% 8/1/21	1,275,000	1,295,079
Series G, 5% 8/1/21	500,000	507,874
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 AA, 5% 6/15/33	1,055,000	1,065,089
New York City Transitional Fin. Auth. Rev.:
Series 2018, 5% 5/1/21	3,525,000	3,537,468
Series A1, 5% 5/1/21	535,000	536,892
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2012 A, 5% 12/15/23	500,000	540,758
Series 2015 A, 5% 3/15/22	1,160,000	1,213,189
New York Dorm. Auth. Rev.:
Bonds Series 2019 B1, 5%, tender 5/1/22 (a)	2,240,000	2,300,010
Series 2019, 4% 7/1/21	660,000	666,130
Series A, 5% 10/1/21 (FSA Insured)	1,210,000	1,238,790
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 A, 5% 11/15/22	800,000	861,772
Series 2019 A, 5% 3/1/22	2,480,000	2,583,909
New York Metropolitan Trans. Auth. Rev.:
Series 2008 B2, 5% 11/15/21	2,090,000	2,148,351
Series 2012 F, 5% 11/15/21	1,500,000	1,541,879
Series 2016 A2, 5% 11/15/21	500,000	513,960
Series 2017 B, 5% 11/15/21	100,000	102,792
Series 2020 A, 4% 2/1/22	1,500,000	1,540,626
New York State Dorm. Auth. Series 2018 A:
5% 3/15/23	710,000	776,250
5% 3/15/24	700,000	795,713
New York State Urban Dev. Corp. Series 2020 C, 5% 3/15/23	515,000	563,055
Niagara Frontier Trans. Auth. Arpt. Rev.:
Series 2014 A, 5% 4/1/21 (b)	700,000	700,000
Series 2019 A, 5% 4/1/22 (b)	1,500,000	1,564,670
Onondaga Civic Dev. Corp. (St. Joseph's Hosp. Health Ctr. Proj.) Series 2012, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	675,000	715,068
Port Auth. of New York & New Jersey Series 2021 226, 5% 10/15/23 (b)(d)	3,450,000	3,797,044
Suffolk County Gen. Oblig. Series 2014, 5% 2/1/22 (FSA Insured)	700,000	726,224

TOTAL NEW YORK		67,236,742

New York And New Jersey - 0.7%
Port Auth. of New York & New Jersey:
Series 178, 5% 12/1/21 (b)	950,000	979,664
Series 179, 5% 12/1/21	1,025,000	1,057,836
Series 188, 5% 5/1/24 (b)	2,000,000	2,272,556
Series 197, 5% 11/15/21 (b)	1,100,000	1,132,021
Series 2013:
5% 6/1/21	850,000	856,462
5% 12/1/22 (b)	3,515,000	3,789,440
Series 202:
5% 10/15/21 (b)	2,620,000	2,685,879
5% 10/15/22 (b)	500,000	536,033
Series 207, 5% 9/15/23 (b)	700,000	778,945
Series 223:
5% 7/15/22 (b)	2,250,000	2,385,952
5% 7/15/23 (b)	2,150,000	2,377,109
5% 7/15/24 (b)	3,250,000	3,718,814

TOTAL NEW YORK AND NEW JERSEY		22,570,711

North Carolina - 0.1%
North Carolina Grant Anticipation Rev. Series 2017, 5% 3/1/23	335,000	364,894
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 B, 2.2%, tender 12/1/22 (a)	2,860,000	2,921,293
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A, 5% 5/1/21 (b)	620,000	622,124

TOTAL NORTH CAROLINA		3,908,311

Ohio - 0.5%
Allen County Hosp. Facilities Rev.:
Series 2012 A, 5% 5/1/21	765,000	767,587
Series 2017 A, 5% 8/1/22	700,000	742,898
Cleveland Arpt. Sys. Rev. Series 2018 A, 5% 1/1/22 (b)	1,000,000	1,032,609
Franklin County Hosp. Facilities Rev. Bonds:
(Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 0.48%, tender 4/1/21 (a)(c)	7,100,000	7,101,093
(U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (a)	995,000	1,091,580
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021, 5% 8/1/24	200,000	229,693
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	1,350,000	1,456,107
(Univ. of Dayton 2018 Proj.) Series 2018 A, 5% 12/1/22	260,000	279,489
Series A, 5% 12/1/22	520,000	560,871
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/23	830,000	898,968
Univ. of Cincinnati Gen. Receipts Series 2012 C, 5% 6/1/23	465,000	500,034

TOTAL OHIO		14,660,929

Oklahoma - 0.0%
Oklahoma County Fin. Auth. Edl. Facilities (Midwest City- Del City School Dis Proj.) Series 2018, 5% 10/1/21	510,000	521,803
Oklahoma Hsg. Fin. Agcy. Collateralized Bonds Series 2019, 1.6%, tender 1/1/22	335,000	335,783

TOTAL OKLAHOMA		857,586

Oregon - 0.4%
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 2.4%, tender 5/2/22 (a)(b)	735,000	736,059
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (a)(b)	11,040,000	11,493,396
Port of Portland Arpt. Rev.:
Series 2015 23, 5% 7/1/21	500,000	505,679
Series 24B, 5% 7/1/23 (b)	900,000	990,365

TOTAL OREGON		13,725,499

Pennsylvania - 2.3%
Coatesville Area School District Series 2017, 5% 8/1/23 (FSA Insured)	890,000	984,187
Geisinger Auth. Health Sys. Rev.:
Series 2011 A1, 5% 6/1/21	130,000	130,963
Series 2020 A, 5% 4/1/22	3,195,000	3,344,796
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	1,925,000	1,963,553
Series B, 1.8%, tender 8/15/22 (a)	5,040,000	5,137,753
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. Series 2012 A:
5% 6/1/21	1,795,000	1,808,217
5% 6/1/31 (Pre-Refunded to 6/1/22 @ 100)	495,000	522,350
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/21	350,000	353,761
Pennsylvania Econ. Dev. Fing. Auth. Series 2021 A, 4% 10/15/24 (d)	850,000	955,321
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2004 A, 2.625%, tender 11/1/21 (a)(b)	1,500,000	1,519,488
Pennsylvania Gen. Oblig.:
Series 2 2013, 5% 10/15/21	200,000	205,072
Series 2011, 5% 7/1/21	755,000	763,667
Series 2012, 5% 7/1/22	1,400,000	1,482,743
Series 2015 1, 5% 8/15/22	6,465,000	6,883,825
Series 2015 1st, 5% 8/15/21	250,000	254,338
Series 2015 2, 5% 8/15/24	1,225,000	1,413,161
Series 2016:
5% 1/15/22	2,400,000	2,489,478
5% 2/1/23	975,000	1,060,267
Series 2018 1, 5% 3/1/22	2,900,000	3,025,871
Series 2019, 5% 7/15/22	850,000	901,812
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2014 B1, SIFMA Municipal Swap Index + 0.980% 1.03% 12/1/21 (a)(c)	855,000	855,935
Series 2018 A1, SIFMA Municipal Swap Index + 0.430% 0.48% 12/1/21 (a)(c)	10,010,000	10,012,095
Series 2018 B, SIFMA Municipal Swap Index + 0.500% 0.55% 12/1/21 (a)(c)	6,410,000	6,410,933
Philadelphia Arpt. Rev.:
Series 2011 A:
5% 6/15/21 (b)	4,080,000	4,116,335
5% 6/15/22 (b)	3,665,000	3,697,421
Series 2015 A, 5% 6/15/21 (b)	1,865,000	1,881,609
Series 2017 A, 5% 7/1/21	350,000	353,958
Series 2017 B, 5% 7/1/21 (b)	3,400,000	3,437,201
Series 2020 C:
5% 7/1/21 (b)	1,115,000	1,127,200
5% 7/1/22 (b)	1,755,000	1,853,756
Philadelphia Gas Works Rev.:
Series 15, 5% 8/1/23	780,000	862,163
Series 2015 13, 5% 8/1/21	3,040,000	3,086,570
Series 2016 14, 5% 10/1/21	1,255,000	1,284,957
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22 (Pre-Refunded to 6/1/21 @ 100)	300,000	302,266

TOTAL PENNSYLVANIA		74,483,022

Rhode Island - 0.2%
Rhode Island Comm Corp. Rev. Series 2016 A:
5% 6/15/21	2,125,000	2,144,898
5% 6/15/22	930,000	983,111
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2017 A, 5% 12/1/21 (b)	550,000	566,482
Series A, 5% 12/1/21 (b)	500,000	514,984
Tobacco Settlement Fing. Corp. Series 2015 A, 5% 6/1/21	1,465,000	1,475,647

TOTAL RHODE ISLAND		5,685,122

South Carolina - 0.9%
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (a)	24,045,000	26,247,339
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/23 (b)	1,000,000	1,099,933
South Carolina Pub. Svc. Auth. Rev. Series 2015 C, 5% 12/1/22	1,325,000	1,427,762

TOTAL SOUTH CAROLINA		28,775,034

Tennessee - 0.8%
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/22	900,000	950,644
Jackson Hosp. Rev. Series 2018 A, 5% 4/1/21	700,000	700,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/21 (b)	1,125,000	1,137,612
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	21,150,000	24,245,550

TOTAL TENNESSEE		27,033,806

Texas - 2.3%
Austin Arpt. Sys. Rev.:
Series 2019 B, 5% 11/15/22 (b)	1,200,000	1,288,756
Series 2019:
5% 11/15/21 (b)	4,420,000	4,545,341
5% 11/15/22 (b)	2,250,000	2,416,417
Austin Elec. Util. Sys. Rev. Series 2012 A, 5% 11/15/23	585,000	631,274
Austin Wtr. & Wastewtr. Sys. Rev. Series 2015 A, 5% 11/15/22	500,000	539,091
Austin-Bergstrom Landhost Ente Series 2017, 5% 10/1/21	810,000	824,850
Coppell Independent School District Series 2018, 4% 8/15/21	500,000	507,038
Dallas County Util. and Reclamation District Series 2016, 5% 2/15/22	1,035,000	1,075,881
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 D, 5% 11/1/38 (Pre-Refunded to 11/1/21 @ 100) (b)	1,000,000	1,027,494
Series 2013 G, 5% 11/1/21	490,000	503,443
Series 2014 C, 5% 11/1/21	700,000	719,205
Series 2014 D, 5% 11/1/21 (b)	4,690,000	4,814,547
Series 2020 B, 5% 11/1/22	1,035,000	1,112,263
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/22 (a)	2,385,000	2,565,563
Series 2019 C, SIFMA Municipal Swap Index + 0.420% 0.47%, tender 12/1/22 (a)(c)	9,535,000	9,505,113
Series 2013 A, 5% 12/1/21	800,000	825,520
Series 2013 B, SIFMA Municipal Swap Index + 0.900% 0.95% 6/1/22 (a)(c)	900,000	903,336
Series 2019 A, 5% 12/1/21	575,000	593,342
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/22 (Pre-Refunded to 7/1/21 @ 100) (b)	1,580,000	1,597,751
Series 2012 A:
5% 7/1/21 (b)	700,000	707,762
5% 7/1/31 (Pre-Refunded to 7/1/22 @ 100) (b)	825,000	872,803
Series 2012 B, 5% 7/1/21	125,000	126,432
Series 2018 A, 5% 7/1/21 (b)	525,000	530,821
Series A:
5% 7/1/21 (b)	930,000	940,312
5% 7/1/21 (Escrowed to Maturity) (b)	395,000	399,389
Houston Gen. Oblig. Series 2016 A, 5% 3/1/22	500,000	521,983
Houston Independent School District:
Series 2016 A, 5% 2/15/23	725,000	790,182
Series 2017, 5% 2/15/25	1,100,000	1,292,808
Irving Hosp. Auth. Hosp. Rev. Series 2017 A, 5% 10/15/21	185,000	189,572
Laredo Independent School District Series 2015, 5% 8/1/21	500,000	507,890
Leander Independent School District Series 2017 A, 5% 8/15/21	515,000	524,108
Lower Colorado River Auth. Rev.:
(LCRA Transmission Corp. Proj.) Series 2011 B:
5% 5/15/21 (Escrowed to Maturity)	940,000	945,072
5% 5/15/23	670,000	673,615
(LCRA Transmission Svcs. Corp. Proj.):
Series 2015:
5% 5/15/22	1,000,000	1,054,284
5% 5/15/24	655,000	746,564
Series 2018, 5% 5/15/24	2,095,000	2,387,864
Series 2019, 5% 5/15/23	1,335,000	1,467,859
Series 2020:
5% 5/15/21	1,595,000	1,603,698
5% 5/15/22	535,000	564,042
5% 5/15/23	385,000	423,315
Series 2011 A:
5% 5/15/22	810,000	814,371
5% 5/15/24	3,300,000	3,317,807
Series 2012 B, 5% 5/15/21	3,440,000	3,458,759
Series 2013, 5% 5/15/21	620,000	623,381
Series 2015 A, 5% 5/15/21	925,000	930,044
Series 2019, 5% 5/15/22	675,000	711,642
North Texas Tollway Auth. Rev. Series 2017 A, 5% 1/1/24	1,025,000	1,109,204
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/21 (b)	810,000	818,981
5% 7/1/21 (b)	670,000	677,429
5% 7/1/22 (b)	560,000	591,944
5% 7/1/22 (b)	545,000	576,088
5% 7/1/23 (b)	445,000	490,417
5% 7/1/23 (b)	400,000	439,596
San Antonio Elec. & Gas Sys. Rev. 5% 2/1/22	825,000	857,515
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A, 5% 10/1/21	700,000	716,375
Texas A&M Univ. Rev.:
Series 2013 B, 5% 5/15/21	300,000	301,633
Series 2015 B, 5% 5/15/22	850,000	896,043
Texas Gen. Oblig. Series 2016 A, 5% 4/1/21	500,000	500,000
Univ. of Texas Board of Regents Sys. Rev.:
Series 2012 A, 5% 8/15/26 (Pre-Refunded to 2/15/22 @ 100)	500,000	521,127
Series 2016, 5% 8/15/21	500,000	508,861

TOTAL TEXAS		72,127,817

Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2018 A:
5% 7/1/21	1,600,000	1,618,524
5% 7/1/22	250,000	264,905
Utah County Hosp. Rev.:
Series 2012, 5% 5/15/43 (Pre-Refunded to 5/15/21 @ 100)	1,110,000	1,116,053
Series 2016 A, 5% 5/15/22	540,000	568,877

TOTAL UTAH		3,568,359

Virginia - 0.3%
Halifax County Indl. Dev. Auth. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 0.45%, tender 4/1/22 (a)	3,435,000	3,435,338
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 C, 1.8%, tender 4/1/22 (a)	2,900,000	2,938,874
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (a)	1,795,000	1,826,418
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	1,100,000	1,127,191

TOTAL VIRGINIA		9,327,821

Washington - 0.5%
King County Hsg. Auth. Rev. Series 2019, 3% 11/1/21	1,105,000	1,122,705
Port of Seattle Gen. Oblig. Series 2011:
5.25% 12/1/21 (b)	875,000	881,880
5.5% 12/1/23 (b)	1,000,000	1,008,145
Port of Seattle Passenger Facilities Charge Rev. Series 2010 A, 5% 12/1/21	2,035,000	2,039,281
Port of Seattle Rev.:
Series 2015 C, 5% 4/1/21 (b)	1,565,000	1,565,000
Series 2016 B, 5% 10/1/22 (b)	900,000	961,395
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (b)	1,750,000	1,762,691
5% 6/1/23 (b)	845,000	922,122
Washington Fed. Hwy. Grant Anticipation Rev. (SR 520 Corridor Prog.) Series 2012 F, 5% 9/1/21	1,565,000	1,595,695
Washington Gen. Oblig.:
Series R 2013 A, 5% 7/1/24	600,000	635,861
Series R 2015 A, 5% 7/1/21	600,000	607,049
Washington Health Care Facilities Auth. Rev.:
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	1,665,000	1,703,783
Series 2015 B, 4% 8/15/22	525,000	551,733

TOTAL WASHINGTON		15,357,340

West Virginia - 1.2%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(b)	22,000,000	22,212,430
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	17,005,000	17,610,540

TOTAL WEST VIRGINIA		39,822,970

Wisconsin - 0.8%
Milwaukee County Arpt. Rev.:
Series 2016 A, 5% 12/1/22 (b)	1,820,000	1,956,109
Series 2021, 5% 12/1/21	745,000	768,062
Wisconsin Gen. Oblig.:
Series 2013 1, 5% 5/1/21	775,000	777,741
Series B, 5% 5/1/29 (Pre-Refunded to 5/1/21 @ 100)	500,000	501,772
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	300,000	303,356
Bonds:
(Ascension Health Cr. Group Proj.) Series 2013 B, 5%, tender 6/1/21 (a)	920,000	926,921
Series 2018 B, 5%, tender 1/26/22 (a)	4,970,000	5,154,083
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 0.5%, tender 7/27/22 (a)(c)	12,450,000	12,473,059
Series 2014 A, 5% 11/15/21	700,000	720,114
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012 A, 5% 7/15/21 (Escrowed to Maturity)	680,000	689,173

TOTAL WISCONSIN		24,270,390

Wyoming - 0.1%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/22	225,000	234,178
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2020 3:
5% 12/1/21 (b)	955,000	984,326
5% 12/1/22 (b)	1,195,000	1,283,795

TOTAL WYOMING		2,502,299

TOTAL MUNICIPAL BONDS
(Cost $1,577,530,535)		1,582,825,321

Municipal Notes - 46.1%
Alabama - 0.2%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1998, 0.11% 4/1/21, VRDN (a)(b)	4,300,000	$4,300,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.17% 4/7/21, VRDN (a)(b)	1,760,000	1,760,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.12% 4/1/21, VRDN (a)(b)	1,800,000	1,800,000

TOTAL ALABAMA		7,860,000

Arizona - 0.7%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series XF 10 91, 0.38% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	2,000,000	2,000,000
Maricopa County Poll. Cont. Rev.:
Series 2010 A, 0.14% 4/7/21, VRDN (a)	5,000,000	5,000,000
Series 2010 B, 0.14% 4/7/21, VRDN (a)	12,800,000	12,800,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series XM 08 23, 0.23% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	3,150,000	3,150,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series XF 10 96, 0.35% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	700,000	700,000

TOTAL ARIZONA		23,650,000

Arkansas - 0.5%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.17% 4/7/21, VRDN (a)(b)	2,600,000	2,600,000
Series 2002, 0.13% 4/7/21, VRDN (a)(b)	12,100,000	12,100,000

TOTAL ARKANSAS		14,700,000

California - 4.5%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 0.13% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	4,350,000	4,350,000
Buck Institute Age Research Participating VRDN Series Floaters XF 10 35, 0.12% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,060,000	3,060,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floaters XF 10 82, 0.35% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	19,440,000	19,440,000
California Statewide Cmntys. Dev. Auth. Rev.:
Series 2004 K, 0.26% tender 5/11/21, CP mode	9,600,000	9,600,000
Series 2008 B:
0.07% tender 4/1/21, CP mode	1,400,000	1,400,000
0.11% tender 7/8/21, CP mode	9,900,000	9,900,000
Los Angeles Gen. Oblig. TRAN Series 2020, 4% 6/24/21	1,650,000	1,664,790
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.35% 5/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)(h)	9,700,000	9,700,000
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. Series 1999, 0.11% 4/7/21, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,000,000	1,000,000
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 0.12% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	24,165,000	24,165,000
Sacramento Gen. Oblig. Participating VRDN Series XG 00 67, 0.12% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,755,000	3,755,000
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN Series XF 28 50, 0.1% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	2,350,000	2,350,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 75, 0.23% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	3,300,000	3,300,000
Series XF 10 32, 0.14% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,865,000	3,865,000
Series XM 09 16, 0.19% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	5,500,000	5,500,000
Series ZM 06 42, 0.19% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	4,260,000	4,260,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN:
Series DBE 8059, 0.58% 6/1/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	8,300,000	8,300,000
Series MIZ 90 63, 0.3% 5/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	23,330,000	23,330,000
Transbay Joint Powers Auth. Participating VRDN Series YX 11 42, 0.13% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,000,000	1,000,000
Univ. of California Revs. Participating VRDN:
Series Floaters XG 00 61, 0.16% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,250,000	2,250,000
Series Floaters XM 04 34, 0.07% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	700,000	700,000

TOTAL CALIFORNIA		142,889,790

Colorado - 1.4%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 0.4% 4/7/21, LOC Deutsche Bank AG, VRDN (a)	2,145,000	2,145,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 0.14% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	6,515,000	6,515,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XL 00 90, 0.23% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	14,330,000	14,330,000
Series Floaters XM 07 15, 0.23% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	20,345,000	20,345,000

TOTAL COLORADO		43,335,000

Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.14% 4/1/21, VRDN (a)(b)	9,900,000	9,900,000
Delaware, New Jersey - 0.2%
Delaware River & Bay Auth. Rev. Participating VRDN Series XF 08 18, 0.2% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	6,000,000	6,000,000
District Of Columbia - 0.4%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 0.14% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	8,400,000	8,400,000
District of Columbia Gen. Oblig. Participating VRDN Series Floaters YX 10 39, 0.08% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,000,000	2,000,000
Washington D.C. Metropolitan Transit Auth. Rev. Participating VRDN Series ZM 06 10, 0.15% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	1,700,000	1,700,000

TOTAL DISTRICT OF COLUMBIA		12,100,000

Florida - 2.3%
Bay County Indl. Rev. Dev. (Gulf Pwr. Co. Proj.) Series 2020, 0.1% 4/1/21, VRDN (a)(b)	5,900,000	5,900,000
Broward County Arpt. Sys. Rev. Participating VRDN:
Series Floaters XL 00 88, 0.11% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	2,430,000	2,430,000
Series XL 01 36, 0.21% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	6,330,000	6,330,000
Series XM 08 95, 0.21% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	1,800,000	1,800,000
Broward County Indl. Dev. Rev.:
(Florida Pwr. & Lt. Co. Proj.) Series 2015, 0.12% 4/1/21, VRDN (a)(b)	16,750,000	16,750,000
Series 2018, 0.1% 4/1/21, VRDN (a)(b)	2,340,000	2,340,000
Broward County Port Facilities Rev. Participating VRDN Series XM 07 80, 0.21% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	7,500,000	7,500,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN:
Series Floaters XF 05 77, 0.27% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(f)(g)	6,665,000	6,665,000
Series XM 08 91, 0.21% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	2,200,000	2,200,000
Hillsborough County Aviation Auth. Rev. Participating VRDN Series XM 09 20, 0.11% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	8,000,000	8,000,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A, 0.12% 4/1/21, VRDN (a)(b)	370,000	370,000
Miami-Dade County Aviation Rev. Participating VRDN Series XM 08 70, 0.21% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	4,465,000	4,465,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.12% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,000,000	3,000,000
Tampa Hosp. Rev. Participating VRDN Series XM 08 86, 0.2% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	6,300,000	6,300,000

TOTAL FLORIDA		74,050,000

Georgia - 0.9%
Brookhaven Dev. Auth. Rev. Participating VRDN Series XX 11 22, 0.08% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,700,000	2,700,000
Gordon County Dev. Auth. Series 2006, 0.17% 4/1/21, LOC Truist Bank, VRDN (a)(b)	235,000	235,000
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 0.27% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	900,000	900,000
Gwinnett County Dev. Auth. Indl. Dev. Rev. Series 2007, 0.18% 4/7/21, LOC Truist Bank, VRDN (a)(b)	500,000	500,000
Monroe County Dev. Auth. Rev. (Gulf Pwr. Co. Proj.) Series 2019, 0.12% 4/1/21, VRDN (a)(b)	25,000,000	25,000,000

TOTAL GEORGIA		29,335,000

Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XF 07 65, 0.17% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	6,980,000	6,980,000
Idaho - 0.0%
Idaho Health Facilities Auth. Rev. Participating VRDN Series 16 XG 00 66, 0.2% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,500,000	1,500,000
Illinois - 2.3%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XL 00 49, 0.25% 4/1/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	12,665,000	12,665,000
Series XM 08 79, 0.2% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	4,900,000	4,900,000
Series XM 08 84, 0.21% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	4,900,000	4,900,000
Series XM 09 17, 0.2% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,300,000	2,300,000
Series XM 09 18, 0.2% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	3,600,000	3,600,000
Chicago Transit Auth. Participating VRDN:
Series 20 XF 28 97, 0.2% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,100,000	2,100,000
Series XF 29 13, 0.2% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	6,300,000	6,300,000
Series XM 09 03, 0.23% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	770,000	770,000
Series XM 09 05, 0.23% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,700,000	2,700,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 0.23% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	3,720,000	3,720,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters XF 25 35, 0.08% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,860,000	1,860,000
Illinois Gen. Oblig. Participating VRDN Series Floaters XM 01 86, 0.3% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	12,810,000	12,810,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series XF 10 87, 0.35% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	9,350,000	9,350,000
Metropolitan Pier & Exposition Participating VRDN Series XF 09 65, 0.27% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	7,166,000	7,166,000
Village of Woodridge, DuPage, Will & Cook Counties (Home Run Inn Frozen Foods Corp. Proj.) Series 2005, 0.12% 4/7/21, LOC JPMorgan Chase Bank, VRDN (a)(b)	220,000	220,000

TOTAL ILLINOIS		75,361,000

Indiana - 0.1%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 0.12% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,350,000	2,350,000
Indiana Fin. Auth. Econ. Dev. Rev. Series 2006, 0.1% 4/7/21, LOC PNC Bank NA, VRDN (a)(b)	80,000	80,000
Indianapolis Local Pub. Impt. Participating VRDN Series XM 09 27, 0.12% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,900,000	1,900,000
Jeffersonville Ind. Econ. Dev. Rev. Series 2003, 0.1% 4/7/21, LOC PNC Bank NA, VRDN (a)(b)	95,000	95,000

TOTAL INDIANA		4,425,000

Iowa - 0.1%
Iowa Fin. Auth. Sewage And Solid Waste Disp. Facilities Rev. Series 2021, 0.11% 4/7/21, VRDN (a)(b)	2,000,000	2,000,000
Kentucky - 0.8%
Hopkinsville Indl. Bldg. Rev. Series 2006, 0.17% 4/7/21, LOC Truist Bank, VRDN (a)(b)	1,020,000	1,020,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series XM 09 19, 0.2% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,710,000	2,710,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series XF 10 93, 0.35% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,100,000	2,100,000
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series XF 24 84, 0.15% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	3,700,000	3,700,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 0.14% 4/1/21, VRDN (a)(b)	3,000,000	3,000,000
Series 2020 B1, 0.14% 4/1/21, VRDN (a)(b)	13,400,000	13,400,000

TOTAL KENTUCKY		25,930,000

Louisiana - 4.1%
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 0.35% 5/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	1,400,000	1,400,000
New Orleans Aviation Board Rev. Participating VRDN Series Floaters XL 00 46, 0.11% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	2,900,000	2,900,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.15% 4/7/21, VRDN (a)	61,585,000	61,585,000
Series 2010 B1, 0.14% 4/7/21, VRDN (a)	65,600,000	65,600,000

TOTAL LOUISIANA		131,485,000

Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XM 08 98, 0.2% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,000,000	2,000,000
Maryland - 0.1%
Maryland Gen. Oblig. Participating VRDN Series DB 807, 0.12% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,200,000	3,200,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 1995, 0.23% 4/7/21 (Liquidity Facility Manufacturers & Traders Trust Co.), VRDN (a)	1,145,000	1,145,000

TOTAL MARYLAND		4,345,000

Massachusetts - 1.3%
Massachusetts Dev. Fin. Agcy. Rev. Series 2005, 0.15% 4/7/21, LOC Bank of America NA, VRDN (a)(b)	1,125,000	1,125,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 0.35% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	11,820,000	11,820,000
Massachusetts Port Auth. Rev. Participating VRDN Series XM 08 51, 0.15% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	3,000,000	3,000,000
Middleborough Gen. Oblig. BAN Series 2020, 2% 10/1/21	27,000,000	27,246,839

TOTAL MASSACHUSETTS		43,191,839

Michigan - 0.9%
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Participating VRDN Series XM 08 93, 0.2% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	13,675,000	13,675,000
Michigan Bldg. Auth. Rev. Series 2020 III, 0.11% 5/2/22, VRDN (a)	3,500,000	3,500,000
Michigan Fin. Auth. Rev. Participating VRDN Series XX 1043, 0.08% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	11,330,000	11,330,000

TOTAL MICHIGAN		28,505,000

Minnesota - 0.1%
Minneapolis Health Care Sys. Rev. Participating VRDN Series XM 08 72, 0.23% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,000,000	2,000,000
Mississippi - 0.0%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 0.1% 4/1/21, VRDN (a)(b)	870,000	870,000
Missouri - 1.6%
Kansas City Indl. Dev. Auth. Participating VRDN:
Series XL 01 50, 0.13% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	15,000,000	15,000,000
Series XM 09 21, 0.21% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	18,630,000	18,630,000
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 0.35% 5/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	500,000	500,000
Mercy Health Participating VRDN Series Floaters XL 00 80, 0.15% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	11,295,000	11,295,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XG 01 76, 0.2% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	5,895,000	5,895,000

TOTAL MISSOURI		51,320,000

Montana - 0.1%
Cascade County Indl. Dev. Rev. Series 2007, 0.2% 4/7/21, LOC Wells Fargo Bank NA, VRDN (a)(b)	745,000	745,000
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 62, 0.3% 5/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	1,110,000	1,110,000

TOTAL MONTANA		1,855,000

Nebraska - 0.2%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 0.17% 4/7/21, VRDN (a)(b)	5,600,000	5,600,000
Series 1998, 0.17% 4/7/21, VRDN (a)(b)	125,000	125,000

TOTAL NEBRASKA		5,725,000

New Jersey - 1.1%
Borough of Oceanport BAN Series 2021, 2% 2/24/22	2,655,566	2,696,464
Millburn Township Gen. Oblig. BAN Series 2021, 2% 1/28/22	6,515,522	6,606,710
New Jersey Bldg. Auth. State Bldg. Rev. Participating VRDN Series Floaters XF 05 53, 0.27% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	3,750,000	3,750,000
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters XF 25 25, 0.08% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,000,000	2,000,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series Floaters ZM 05 66, 0.19% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	3,565,000	3,565,000
Series XM 09 10, 0.23% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,500,000	2,500,000
Series XM 09 12, 0.23% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,700,000	1,700,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XX 10 93, 0.08% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,400,000	1,400,000
Series XM 09 29, 0.2% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	900,000	900,000
Rutgers State Univ. Rev. Series 2021 A, 0.16% 6/16/21, CP	3,400,000	3,400,000
Summit Gen. Oblig. BAN Series 2020, 2.5% 10/22/21	7,232,000	7,323,543

TOTAL NEW JERSEY		35,841,717

New Mexico - 0.6%
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of New Mexico Proj.) Series 2010 A, 0.14% 4/7/21, VRDN (a)	17,900,000	17,900,000
New York - 7.2%
New York Dorm. Auth. Rev. Participating VRDN Series XM 09 22, 0.11% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	4,340,000	4,340,000
New York Liberty Dev. Corp. Participating VRDN:
Series Floaters XF 10 27, 0.12% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,700,000	1,700,000
Series XM 08 44, 0.35% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	8,165,000	8,165,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Participating VRDN Series ZM 06 00, 0.35% 4/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(f)(g)	5,300,000	5,300,000
New York Metropolitan Trans. Auth. Rev.:
BAN:
Series 2018 B:
5% 5/15/21	14,625,000	14,695,264
5% 5/15/21	545,000	547,618
5% 5/15/21	4,250,000	4,270,419
Series 2018 C, 5% 9/1/21	2,095,000	2,131,749
Series 2019 B, 5% 5/15/22	45,085,000	47,228,593
Series 2019 D1, 5% 9/1/22	28,605,000	30,313,222
Participating VRDN:
Series XF 05 20, 0.4% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	2,910,000	2,910,000
Series XG 02 90, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,140,000	2,140,000
Series XM 08 89, 0.15% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,635,000	1,635,000
Series XM 09 35, 0.3% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	790,000	790,000
Series ZF 02 18, 0.3% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	8,100,000	8,100,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XF 09 18, 0.15% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	3,200,000	3,200,000
Series XM 08 30, 0.2% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	4,200,000	4,200,000
Series XM 08 80, 0.2% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	3,000,000	3,000,000
New York Trans. Dev. Corp. Participating VRDN Series XL 01 68, 0.17% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	500,000	500,000
Putnam County Indl. Dev. Agcy. Rev. Series 2006 A, 0.27% 4/7/21, LOC RBS Citizens NA, VRDN (a)	2,210,000	2,210,000
Smithtown Central School District TAN Series 2020, 2% 6/25/21	60,000,000	60,250,320
South Huntington Union Free School District TAN Series 2020, 2% 6/25/21	17,000,000	17,070,924
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series Floaters XF 25 87, 0.11% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	600,000	600,000
Series RBC 16 ZM 0138, 0.17% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	4,900,000	4,900,000
Series ZF 09 60, 0.21% 4/7/21 (Liquidity Facility Bank of America NA) (a)(f)(g)	2,145,000	2,145,000
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 0.34% 4/1/21, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	100,000	100,000

TOTAL NEW YORK		232,443,109

North Carolina - 1.3%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth.:
(Nucor Corp. Proj.) Series 2000 A, 0.13% 4/7/21, VRDN (a)(b)	18,900,000	18,900,000
Series 2000 B, 0.13% 4/7/21, VRDN (a)(b)	16,300,000	16,300,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series XG 01 35, 0.17% 4/1/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	7,725,000	7,725,000

TOTAL NORTH CAROLINA		42,925,000

Ohio - 0.6%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series XG 00 69, 0.12% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	650,000	650,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series MIZ 90 50, 0.35% 5/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	2,890,000	2,890,000
Series XF 10 92, 0.35% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	12,200,000	12,200,000
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters XL 00 57, 0.12% 4/7/21 (Liquidity Facility Cr. Suisse AG) (a)(f)(g)	1,900,000	1,900,000

TOTAL OHIO		17,640,000

Pennsylvania - 0.4%
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Participating VRDN Series XF 10 95, 0.35% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	6,600,000	6,600,000
Philadelphia Auth. Indl. Mrf Participating VRDN Series MIZ 90 51, 0.35% 5/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	2,430,000	2,430,000
Philadelphia Gas Works Rev. Participating VRDN Series YX 11 52, 0.13% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	4,985,000	4,985,000

TOTAL PENNSYLVANIA		14,015,000

South Carolina - 0.7%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.17% 4/7/21, VRDN (a)(b)	1,200,000	1,200,000
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 0.29% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(g)	3,100,000	3,100,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Floaters XG 02 09, 0.08% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(g)	4,625,000	4,625,000
Series Floaters XM 03 84, 0.2% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	8,800,000	8,800,000
Series XL 01 54, 0.2% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,810,000	2,810,000
Series YX 11 57, 0.2% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,790,000	2,790,000

TOTAL SOUTH CAROLINA		23,325,000

South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series XG 03 02, 0.19% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,600,000	1,600,000
Series XM 08 97, 0.15% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	13,720,000	13,720,000

TOTAL SOUTH DAKOTA		15,320,000

Tennessee - 0.1%
Tender Option Bond Trust Receipts Participating VRDN Series XF 10 97, 0.35% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,400,000	2,400,000
Texas - 8.5%
Brownsville Util. Sys. Rev. Series 2021 A, 0.22% 12/16/21, LOC Bank of America NA, CP	3,000,000	3,000,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 10 61, 0.25% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	3,250,000	3,250,000
Grand Parkway Trans. Corp. Participating VRDN Series XF 20 34, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	3,600,000	3,600,000
Houston Gen. Oblig. TRAN Series 2020, 4% 6/30/21	1,300,000	1,312,430
Hurst Participating VRDN Series XF 10 94, 0.35% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,780,000	3,780,000
North Cent Tex Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 0.35% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,100,000	1,100,000
North Texas Tollway Auth. Rev. Participating VRDN Series XM0085, 0.2% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	9,100,000	9,100,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 0.25% 4/7/21, VRDN (a)(b)	89,185,000	89,185,000
Series 2010 D, 0.14% 4/7/21, VRDN (a)	26,370,000	26,370,000
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.48% 4/7/21, LOC BNP Paribas SA, VRDN (a)(b)	17,200,000	17,200,000
0.48% 4/7/21, LOC MUFG Union Bank NA, VRDN (a)(b)	17,200,000	17,200,000
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series XF 10 98, 0.35% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,900,000	2,900,000
Texas Gen. Oblig.:
Participating VRDN Series DB 80 79, 0.12% 4/1/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,700,000	3,700,000
TRAN Series 2020, 4% 8/26/21	83,800,000	85,119,138
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 07 56, 0.35% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	4,100,000	4,100,000
Trinity Riv Pub. Facilities Corp. Tex M Participating VRDN Series XF 10 83, 0.35% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,500,000	3,500,000

TOTAL TEXAS		274,416,568

Utah - 0.7%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 0.23% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	12,300,000	12,300,000
Series Floaters XM 06 99, 0.35% 4/7/21 (Liquidity Facility Cr. Suisse AG) (a)(b)(f)(g)	8,100,000	8,100,000
Series XM 08 82, 0.21% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	2,700,000	2,700,000

TOTAL UTAH		23,100,000

Virginia - 0.2%
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series DB 80 80, 0.12% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	5,800,000	5,800,000
Washington - 0.5%
Seattle Gen. Oblig. Participating VRDN Series DB 80 78, 0.12% 4/1/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,600,000	2,600,000
Seattle Hsg. Auth. Rev. (Douglas Apts. Proj.) 0.2% 4/7/21, LOC KeyBank NA, VRDN (a)	1,000,000	1,000,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 0.4% 5/12/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	9,510,000	9,510,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series XM 08 83, 0.2% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	3,000,000	3,000,000

TOTAL WASHINGTON		16,110,000

Wisconsin - 0.3%
Pub. Fin. Auth. Hosp. Rev. Participating VRDN:
Series XL 01 48, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,245,000	2,245,000
Series XM 09 14, 0.2% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,950,000	1,950,000
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XG 00 72, 0.14% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	4,200,000	4,200,000

TOTAL WISCONSIN		8,395,000

Wyoming - 0.0%
Converse County Envir. Impt. Rev. Series 1995, 0.12% 4/7/21, VRDN (a)(b)	1,000,000	1,000,000
TOTAL MUNICIPAL NOTES
(Cost $1,481,255,088)		1,481,944,023
	Shares	Value

Money Market Funds - 2.9%
Fidelity Municipal Cash Central Fund 0.09% (i)(j)
(Cost $93,641,706)	93,632,358	93,651,075
TOTAL INVESTMENT IN SECURITIES - 98.3%
(Cost $3,152,427,329)		3,158,420,419
NET OTHER ASSETS (LIABILITIES) - 1.7%		53,828,353
NET ASSETS - 100%		$3,212,248,772

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,829,487 or 0.3% of net assets.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

 (h) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,700,000 or 0.3% of net assets.

 (i) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.35% 5/5/21 (Liquidity Facility Mizuho Cap. Markets Llc)	8/14/20	$9,700,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$39,475
Total	$39,475

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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